Equity (Details)			1 Months Ended		12 Months Ended
	Dec. 31, 2025 USD ($) shares	Apr. 08, 2025 USD ($) shares	Jul. 24, 2022 ₪ / shares	Oct. 31, 2021	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) ₪ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Apr. 08, 2025 ₪ / shares	Dec. 31, 2022 shares
Equity (Details) [Line Items]
Ordinary shares price per share description | ₪ / shares						₪ 0.01
Equity incentive plan, number of additional shares authorized					2,700,000
Expected option term					5 years 6 months		5 years 6 months	5 years 6 months
Company over the requisite service period description					Once the performance metrics are met, vesting of PSUs is subject to continued service to the Company over the requisite service period, which is normally a two-year to four-year period.
Ordinary shares	1,107,426				1,107,426	1,107,426
Contractual term					10 years
Total intrinsic value of options exercised (in Dollars) | $					$ 0.0		$ 200,000	$ 0.0
Unvested number of shares	361,718				361,718	361,718
Unrecognized compensation cost (in Dollars) | $	$ 417,747				$ 417,747	₪ 417,747
Weighted average period over which unrecognized compensation cost will be recognized					8 months 23 days
Salaries to purchase percentage				15.00%
Fair market value percentage				85.00%
Common stock future issuance	2,964,769				2,964,769	2,964,769
Share price (in New Shekels per share) | ₪ / shares			₪ 0.01
Ownership percentage			15.00%
Ordinary shares percentage					15.00%
Existing holder percentage					15.00%
Shares, Outstanding	86,110,000				86,110,000	86,110,000	71,716,000
Share Repurchase Program, Authorized, Amount | $	$ 50				$ 50	₪ 50
Treasury Stock, Shares, Acquired							(266,000)
Shares Acquired, Average Cost Per Share | $ / shares							$ 7.5
Fortissimo Capital Fund VI, L.P.
Equity (Details) [Line Items]
Share capital, owernship percentage	14.90%	15.50%
Fortissimo Capital Fund VI, L.P.
Equity (Details) [Line Items]
Sale of Stock, Consideration Received on Transaction | $		$ 120,000,000
Sale of Stock, Number of Shares Issued in Transaction		11,650,485
Sale of Stock, Price Per Share | ₪ / shares									₪ 10.30
Ordinary Shares
Equity (Details) [Line Items]
Shares, Outstanding								69,656,000		67,086,000
Employee Stock Purchase Plan [Member]
Equity (Details) [Line Items]
Aggregate number shares	5,200,000				5,200,000	5,200,000
2012 Plan [Member]
Equity (Details) [Line Items]
Expected option term					10 years
Ordinary shares	7,899,008				7,899,008	7,899,008
Employee Stock Purchase Plan [Member]
Equity (Details) [Line Items]
Ordinary shares	2,235,231				2,235,231	2,235,231
Restricted Stock [Member]
Equity (Details) [Line Items]
Unrecognized compensation cost (in Dollars) | $	$ 38,200,000				$ 38,200,000	₪ 38,200,000
Weighted average period over which unrecognized compensation cost will be recognized					2 years 7 months 2 days
Value of equity classified RSUs vested (in Dollars) | $					$ 17,700,000